Commitments and Contingencies (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012 T
Commitments and Contingencies [Line Items]
Estimated cost of complying with current proposed Boiler MACT rules	$ 200
Number of tons of CO2 equal to or greater than produced by facility subject to EPA rule	25,000
Accrual for Environmental Loss Contingencies	4.5
Smurfit Stone [Member]
Commitments and Contingencies [Line Items]
Guarantor Obligations, Maximum Exposure, Undiscounted	8
Seven Hills [Member]
Commitments and Contingencies [Line Items]
Equity Method Investment, Ownership Percentage	49.00%
Unrecorded Contingent Purchase Obligation, Amount	11
Percent of Ownership Acquired, Contingent Purchase Obligation	54.00%
Equity Method Investees [Member] | Financial Guarantee [Member]
Commitments and Contingencies [Line Items]
Guarantor Obligations, Maximum Exposure, Undiscounted	4
Other Long Term Liabilities [Member]
Commitments and Contingencies [Line Items]
Accrual for Environmental Loss Contingencies	2.6
Other Current Liabilities [Member]
Commitments and Contingencies [Line Items]
Accrual for Environmental Loss Contingencies	1.9
Capital Additions [Member]
Commitments and Contingencies [Line Items]
Long-term Purchase Commitment, Estimated Amount	$ 22.5